FINANCIAL RISK MANAGEMENT, Foreign Exchange Risk (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 ARS ($) $ / shares	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2021 USD ($)
Foreign exchange risk [Abstract]
Number of working days to settle commitment in foreign exchange market	5 days
Percentage of principal amount maturing in maximum period	40.00%
Average life for refinanced new external indebtedness	2 years
Pretax loss	$ 33,668,098	$ 11,608,351	$ 34,583,065
Derivative financial instruments [Abstract]
Net liability position of contracts	$ 42,265	0
Foreign Exchange Risk [Member]
Foreign exchange risk [Abstract]
Percentage of funds denominated in US dollars to mitigate foreign exchange risk	73.00%			73.00%
Percentage appreciation (depreciation) of US Dollar against Argentine Peso	10.00%
Pretax loss	$ (2,022,788)	$ (5,434,103)
Foreign Exchange Risk [Member] | Fair Value Hedge [Member]
Derivative financial instruments [Abstract]
Net position of buying amount				$ 10
Weighted average exchange rate | $ / shares	119.15
Net liability position of contracts	$ 42,265
Guaranteed contracts	$ 78,477
U.S. Dollars [Member] | Liquids Production and Commercialization [Member] | Foreign Exchange Risk [Member]
Foreign exchange risk [Abstract]
Percentage of revenue	87.00%	87.00%	87.00%
Argentine Pesos [Member] | Liquids Production and Commercialization [Member] | Foreign Exchange Risk [Member]
Foreign exchange risk [Abstract]
Percentage of revenue	27.00%	50.00%	53.00%
Percentage of operating cost	81.00%	80.00%	84.00%